JPMorgan Mid Cap Growth Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 95.6%
Aerospace & Defense — 0.7%
HEICO Corp., Class A	453	51,934
Airlines — 0.7%
Delta Air Lines, Inc. *	1,872	52,524
Banks — 2.0%
East West Bancorp, Inc.	933	62,666
First Republic Bank	358	46,672
SVB Financial Group *	92	31,027
		140,365
Beverages — 1.1%
Constellation Brands, Inc., Class A	351	80,692
Biotechnology — 5.5%
Alnylam Pharmaceuticals, Inc. *	434	86,892
Exact Sciences Corp. *	766	24,872
Exelixis, Inc. *	2,726	42,748
Horizon Therapeutics plc *	1,374	85,027
Natera, Inc. *	898	39,371
Neurocrine Biosciences, Inc. *	568	60,328
Seagen, Inc. *	368	50,311
		389,549
Building Products — 2.7%
Advanced Drainage Systems, Inc.	399	49,636
Trane Technologies plc	960	138,995
		188,631
Capital Markets — 7.4%
Ares Management Corp.	1,168	72,385
FactSet Research Systems, Inc.	123	49,030
LPL Financial Holdings, Inc.	646	141,216
Morningstar, Inc.	218	46,187
MSCI, Inc.	237	99,794
S&P Global, Inc.	197	60,136
Tradeweb Markets, Inc., Class A	980	55,304
		524,052
Commercial Services & Supplies — 1.8%
Copart, Inc. *	1,221	129,913
Communications Equipment — 2.0%
Arista Networks, Inc. *	807	91,107
F5, Inc. *	323	46,793
		137,900
Construction & Engineering — 2.4%
AECOM	524	35,827
Quanta Services, Inc.	1,040	132,468
		168,295

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc. *	518	29,868
Electrical Equipment — 2.0%
AMETEK, Inc.	733	83,106
Hubbell, Inc.	259	57,879
		140,985
Electronic Equipment, Instruments & Components — 2.3%
Keysight Technologies, Inc. *	509	80,134
Teledyne Technologies, Inc. *	117	39,514
Zebra Technologies Corp., Class A *	168	44,020
		163,668
Energy Equipment & Services — 0.3%
Baker Hughes Co.	974	20,412
Entertainment — 1.7%
ROBLOX Corp., Class A *	943	33,778
Take-Two Interactive Software, Inc. *	783	85,371
		119,149
Health Care Equipment & Supplies — 6.5%
Cooper Cos., Inc. (The)	223	58,897
Dexcom, Inc. *	1,412	113,683
Hologic, Inc. *	1,121	72,337
IDEXX Laboratories, Inc. *	105	34,083
Insulet Corp. *	380	87,245
ResMed, Inc.	401	87,580
		453,825
Health Care Providers & Services — 4.7%
Acadia Healthcare Co., Inc. *	1,093	85,456
Amedisys, Inc. *	508	49,167
Centene Corp. *	1,209	94,073
Guardant Health, Inc. *	312	16,797
McKesson Corp.	248	84,315
		329,808
Hotels, Restaurants & Leisure — 5.7%
Aramark	2,208	68,881
Booking Holdings, Inc. *	16	26,788
Chipotle Mexican Grill, Inc. *	101	152,715
Hilton Worldwide Holdings, Inc.	1,027	123,847
Royal Caribbean Cruises Ltd. *	778	29,482
		401,713
Household Durables — 0.9%
Garmin Ltd.	357	28,687
Helen of Troy Ltd. *	342	32,932
		61,619

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — 1.2%
Progressive Corp. (The)	706	82,022
Interactive Media & Services — 0.6%
Bumble, Inc., Class A *	1,983	42,612
Internet & Direct Marketing Retail — 0.4%
Chewy, Inc., Class A * (a)	914	28,088
IT Services — 3.3%
Global Payments, Inc.	566	61,155
Globant SA *	397	74,286
MongoDB, Inc. *	317	62,841
Remitly Global, Inc. *	3,024	33,630
		231,912
Life Sciences Tools & Services — 3.7%
10X Genomics, Inc., Class A *	628	17,893
Agilent Technologies, Inc.	958	116,487
Maravai LifeSciences Holdings, Inc., Class A *	1,547	39,479
Mettler-Toledo International, Inc. *	78	84,485
		258,344
Machinery — 2.7%
Ingersoll Rand, Inc.	1,448	62,628
ITT, Inc.	732	47,848
Toro Co. (The)	893	77,275
		187,751
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	1,148	31,371
Oil, Gas & Consumable Fuels — 3.4%
Cheniere Energy, Inc.	891	147,940
EOG Resources, Inc.	797	89,027
		236,967
Pharmaceuticals — 2.6%
Catalent, Inc. *	736	53,248
Jazz Pharmaceuticals plc *	471	62,799
Royalty Pharma plc, Class A	1,592	63,949
		179,996
Professional Services — 0.8%
Equifax, Inc.	310	53,140
Road & Rail — 0.8%
Old Dominion Freight Line, Inc.	220	54,667
Semiconductors & Semiconductor Equipment — 4.7%
Advanced Micro Devices, Inc. *	555	35,196
Enphase Energy, Inc. *	99	27,488
Entegris, Inc.	769	63,809
Marvell Technology, Inc.	1,275	54,709
SolarEdge Technologies, Inc. *	195	45,077

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Teradyne, Inc.	596	44,782
Wolfspeed, Inc. *	564	58,354
		329,415
Software — 14.9%
Atlassian Corp. plc, Class A *	177	37,187
Cadence Design Systems, Inc. *	806	131,767
Clear Secure, Inc., Class A * (a)	767	17,530
Confluent, Inc., Class A *	1,852	44,010
Crowdstrike Holdings, Inc., Class A *	709	116,798
Datadog, Inc., Class A *	483	42,893
Five9, Inc. *	469	35,150
Gitlab, Inc., Class A *	153	7,829
HashiCorp, Inc., Class A *	837	26,952
HubSpot, Inc. *	200	54,084
Palo Alto Networks, Inc. *	694	113,736
Procore Technologies, Inc. *	924	45,708
Synopsys, Inc. *	471	143,953
Trade Desk, Inc. (The), Class A *	1,647	98,426
Zoom Video Communications, Inc., Class A *	925	68,060
Zscaler, Inc. *	385	63,321
		1,047,404
Specialty Retail — 4.2%
AutoZone, Inc. *	41	87,185
Burlington Stores, Inc. *	563	63,025
CarMax, Inc. *	539	35,556
National Vision Holdings, Inc. *	942	30,746
Tractor Supply Co.	425	79,059
		295,571
Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica, Inc. *	118	33,097
Trading Companies & Distributors — 0.6%
Air Lease Corp.	1,415	43,870
Total Common Stocks (Cost $6,427,078)		6,721,129
Short-Term Investments — 3.8%
Investment Companies — 3.6%
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (b) (c) (Cost $251,717)	251,685	251,786

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.71% (b) (c)	13,886	13,886
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (b) (c)	2,331	2,331
Total Investment of Cash Collateral from Securities Loaned (Cost $16,214)		16,217
Total Short-Term Investments (Cost $267,931)		268,003
Total Investments — 99.4% (Cost $6,695,009)		6,989,132
Other Assets Less Liabilities — 0.6%		39,846
NET ASSETS — 100.0%		7,028,978

Percentages indicated are based on net assets.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2022. The total value of securities on loan at September 30, 2022 is $16,732.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2022.

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,989,132	$—	$—	$6,989,132

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan Mid Cap Growth Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b)	$260,555	$518,671	$527,491	$3	$48	$251,786	251,685	$1,313	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.71% (a) (b)	53,864	73,000	112,999	18	3	13,886	13,886	166	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	6,877	38,795	43,341	—	—	2,331	2,331	23	—
Total	$321,296	$630,466	$683,831	$21	$51	$268,003		$1,502	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.